Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

At June 30, 2026 and December 31, 2025, other current liabilities consisted of the following:

	June 30,	December 31,
	2026	2025
Accrued expenses (a)	$717,885	$636,194
Advance from customers (b)	162,681	174,822
Other payables (c)	2,251,905	2,210,718
	$3,132,471	$3,021,734

(a)	Accrued expenses mainly relate to staff-related expenses.

(b)	Advance payments from customers primarily refer to the prepayment made by customers for goods before their delivery. This arrangement involves customers paying upfront, ensuring a commitment to the purchase prior to receiving the products.

(c)	Other payables mainly include outstanding amounts owed to various non-trade vendors and value added tax (“VAT”) payables.